Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 06, 2019	Jul. 30, 2019	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Purchase additional Units			4,500,000
Affiliated Entity [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering of units		200,000
Purchase price (in Dollars)		$ 2.0
Initial public offering [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering of units		30,000,000
Sale price per unit (in Dollars per share)		$ 10.00
Public warrant, description		Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (each, a “Public Warrant” and together with the Private Placement Warrants, the “Warrants”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment
Exercise price (in Dollars per share)		$ 11.50
Over-Allotment Units [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering of units		4,500,000
Gross proceeds (in Dollars)	$ 14.1		$ 14.1
Class A common stock [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering of units		30,000,000